Share-based Compensation - Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2020	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation	$ 27,001	$ 3,507	$ 2,828		$ 10,085	$ 23,153	$ 107,808
Conversion of BCG Common Class A Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation	15,000
Employees | Ben Liquidity
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation	2,300
BMP equity units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation	675	1,502	1,289		4,297	7,390	51,963
Restricted equity units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation	8,723	1,433	1,539		4,358	8,537	44,402
Preferred equity
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation	286	572	$ 0	$ 11,400	$ 1,430	$ 7,226	$ 11,443
Other
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation	$ 17,317	$ 0